Loans and advances to customers - Maximum exposure to credit risk (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Maximum Exposure to Credit Risk	$ 1,409,862	$ 1,342,992
Maximum Exposure to Credit Risk, unsecured	816,941	854,503
Maximum Exposure to Credit Risk, secured	592,921	488,489
Cash Collateral Received	42,480	45,024
Collateralized by Securities	111,604	55,476
Collection Rights
Financial instruments
Other Credit Enhancements	124,725	165,696
Real Estate
Financial instruments
Other Credit Enhancements	222,490	196,146
Guarantees
Financial instruments
Other Credit Enhancements	11,945	76,030
Guarantees and loan commitments
Financial instruments
Maximum Exposure to Credit Risk	94,267	78,812
Maximum Exposure to Credit Risk, unsecured	94,267	78,812
Available lines of credit cards and non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk		38,291
Maximum Exposure to Credit Risk, unsecured		38,291
Financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	265,175
Maximum Exposure to Credit Risk, unsecured	218,651
Maximum Exposure to Credit Risk, secured	46,524
Cash Collateral Received	42,480
Collateralized by Securities	4,044
Financial assets held for trading category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk		313,008
Maximum Exposure to Credit Risk, unsecured		264,201
Maximum Exposure to Credit Risk, secured		48,807
Cash Collateral Received		45,024
Collateralized by Securities		3,783
Other financial assets at fair value through profit or loss category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	107,425	51,705
Maximum Exposure to Credit Risk, secured	107,425	51,705
Collateralized by Securities	107,560	51,693
Financial assets at fair value through other comprehensive income category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	155,256
Maximum Exposure to Credit Risk, unsecured	155,256
Financial assets at amortized cost category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk	787,739
Maximum Exposure to Credit Risk, unsecured	348,767
Maximum Exposure to Credit Risk, secured	438,972
Financial assets at amortized cost category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements	124,725
Financial assets at amortized cost category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements	222,490
Financial assets at amortized cost category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements	11,945
Financial assets at amortized cost category | Financial assets, category | Loans and advances to credit institutions
Financial instruments
Maximum Exposure to Credit Risk	47,034
Maximum Exposure to Credit Risk, unsecured	47,034
Financial assets at amortized cost category | Financial assets, category | Loans and advances to customers
Financial instruments
Maximum Exposure to Credit Risk	688,286
Maximum Exposure to Credit Risk, unsecured	249,314
Maximum Exposure to Credit Risk, secured	438,972
Financial assets at amortized cost category | Financial assets, category | Loans and advances to customers | Collection Rights
Financial instruments
Other Credit Enhancements	124,725
Financial assets at amortized cost category | Financial assets, category | Loans and advances to customers | Real Estate
Financial instruments
Other Credit Enhancements	222,490
Financial assets at amortized cost category | Financial assets, category | Loans and advances to customers | Guarantees
Financial instruments
Other Credit Enhancements	11,945
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk	371,203
Maximum Exposure to Credit Risk, unsecured	96,967
Maximum Exposure to Credit Risk, secured	274,236
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements	102,905
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements	97,167
Financial assets at amortized cost category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements	11,945
Financial assets at amortized cost category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk	59,547
Maximum Exposure to Credit Risk, unsecured	21,385
Maximum Exposure to Credit Risk, secured	38,162
Financial assets at amortized cost category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements	21,794
Financial assets at amortized cost category | Financial assets, category | Mortgage loans
Financial instruments
Maximum Exposure to Credit Risk	145,749
Maximum Exposure to Credit Risk, unsecured	20,226
Maximum Exposure to Credit Risk, secured	125,523
Financial assets at amortized cost category | Financial assets, category | Mortgage loans | Real Estate
Financial instruments
Other Credit Enhancements	123,353
Financial assets at amortized cost category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk	56,227
Maximum Exposure to Credit Risk, unsecured	56,227
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk	55,560
Maximum Exposure to Credit Risk, unsecured	54,509
Maximum Exposure to Credit Risk, secured	1,051
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements	26
Financial assets at amortized cost category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements	1,970
Financial assets at amortized cost category | Financial assets, category | Debt instruments.
Financial instruments
Maximum Exposure to Credit Risk	52,419
Maximum Exposure to Credit Risk, unsecured	$ 52,419
Financial assets available for sale category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk		164,947
Maximum Exposure to Credit Risk, unsecured		164,947
Loans and receivables category | Financial assets, category
Financial instruments
Maximum Exposure to Credit Risk		696,229
Maximum Exposure to Credit Risk, unsecured		308,252
Maximum Exposure to Credit Risk, secured		387,977
Loans and receivables category | Financial assets, category | Collection Rights
Financial instruments
Other Credit Enhancements		165,696
Loans and receivables category | Financial assets, category | Real Estate
Financial instruments
Other Credit Enhancements		196,146
Loans and receivables category | Financial assets, category | Guarantees
Financial instruments
Other Credit Enhancements		76,030
Loans and receivables category | Financial assets, category | Loans and advances to credit institutions
Financial instruments
Maximum Exposure to Credit Risk		59,122
Maximum Exposure to Credit Risk, unsecured		59,122
Loans and receivables category | Financial assets, category | Loans and advances to customers
Financial instruments
Maximum Exposure to Credit Risk		626,349
Maximum Exposure to Credit Risk, unsecured		238,372
Maximum Exposure to Credit Risk, secured		387,977
Loans and receivables category | Financial assets, category | Loans and advances to customers | Collection Rights
Financial instruments
Other Credit Enhancements		165,696
Loans and receivables category | Financial assets, category | Loans and advances to customers | Real Estate
Financial instruments
Other Credit Enhancements		196,146
Loans and receivables category | Financial assets, category | Loans and advances to customers | Guarantees
Financial instruments
Other Credit Enhancements		76,030
Loans and receivables category | Financial assets, category | Commercial, financial and industrial loans
Financial instruments
Maximum Exposure to Credit Risk		335,104
Maximum Exposure to Credit Risk, unsecured		107,980
Maximum Exposure to Credit Risk, secured		227,124
Loans and receivables category | Financial assets, category | Commercial, financial and industrial loans | Collection Rights
Financial instruments
Other Credit Enhancements		141,806
Loans and receivables category | Financial assets, category | Commercial, financial and industrial loans | Real Estate
Financial instruments
Other Credit Enhancements		66,619
Loans and receivables category | Financial assets, category | Commercial, financial and industrial loans | Guarantees
Financial instruments
Other Credit Enhancements		76,028
Loans and receivables category | Financial assets, category | Public sector loans
Financial instruments
Maximum Exposure to Credit Risk		49,294
Maximum Exposure to Credit Risk, unsecured		18,963
Maximum Exposure to Credit Risk, secured		30,331
Loans and receivables category | Financial assets, category | Public sector loans | Collection Rights
Financial instruments
Other Credit Enhancements		23,845
Loans and receivables category | Financial assets, category | Mortgage loans
Financial instruments
Maximum Exposure to Credit Risk		134,197
Maximum Exposure to Credit Risk, unsecured		4,397
Maximum Exposure to Credit Risk, secured		129,800
Loans and receivables category | Financial assets, category | Mortgage loans | Real Estate
Financial instruments
Other Credit Enhancements		128,106
Loans and receivables category | Financial assets, category | Mortgage loans | Guarantees
Financial instruments
Other Credit Enhancements		2
Loans and receivables category | Financial assets, category | Revolving consumer credit card loans
Financial instruments
Maximum Exposure to Credit Risk		54,372
Maximum Exposure to Credit Risk, unsecured		54,372
Loans and receivables category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Maximum Exposure to Credit Risk		53,382
Maximum Exposure to Credit Risk, unsecured		52,660
Maximum Exposure to Credit Risk, secured		722
Loans and receivables category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Collection Rights
Financial instruments
Other Credit Enhancements		45
Loans and receivables category | Financial assets, category | Installment loans to individuals - Non-revolving consumer loans | Real Estate
Financial instruments
Other Credit Enhancements		1,421
Loans and receivables category | Financial assets, category | Debt instruments.
Financial instruments
Maximum Exposure to Credit Risk		10,758
Maximum Exposure to Credit Risk, unsecured		$ 10,758